NOTE 3 CAPITALIZED AND OPERATING LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
CAPITALIZED AND OPERATING LEASES

The Company entered into a capitalized lease obligation during 2008 for a total of $29,220. Payments of $487 including principal and interest at 12% are due monthly through December 2012. As of December 31, 2012 the balance of the obligation was $0.

The Company leases a 1,000 square foot warehouse space on a month to month basis for $1,000 per month. Rent expense was $12,000 (see Note 6) for the years ended December 31, 2012 and 2011.